Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Unrecognized tax benefits balance at beginning of year	$ 48,941	$ 60,147
Gross decreases for tax positions of prior years	0	(11,206)
Gross increases for current year tax positions	0	0
Unrecognized tax benefits balance at end of year	$ 48,941	$ 48,941